Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Notes Payable [Abstract]
Summary of Convertible notes payable

Convertible notes payable at December 31, 2020 and 2019 consist of the following:

	December 31,	December 31,
	2020	2019
Convertible note payable to GBT Technologies	$10,000,000	$10,000,000
Convertible note payable to Glen Eagle	-	1,000,000
Convertible note payable to Power Up	-	-
Convertible notes payable to Redstart Holdings	347,400	-
Convertible note payable to Stanley Hills	1,009,469	-
Convertible note payable to Iliad	2,431,841	-
Total convertible notes payable	13,788,710	11,000,000
Unamortized debt discount	(362,004)	-
Convertible notes payable	13,426,706	11,000,000
Less current portion	(3,426,706)	-
Convertible notes payable, long-term portion	$10,000,000	$11,000,000

Rollfoward of convertible note

A roll-forward of the convertible notes payable and debt discount from December 31, 2018 to December 31, 2020 is below:

	Principal	Debt
	Balance	Discount	Net
Convertible notes payable, December 31, 2018	$3,431,200	$(3,233,124)	$198,076
Issued for cash	3,000,000	—	3,000,000
Issued for acquisition	10,000,000	—	10,000,000
Issued for services	1,000,000	—	1,000,000
Original issue discount	336,000	—	336,000
Conversion to common stock	(1,357,200)	—	(1,357,200)
Debt discount related to new convertible notes	—	(3,336,000)	(3,336,000)
Reduction in convertible note due to legal settlement	(5,410,000)	—	(5,410,000)
Amortization of debt discounts	—	6,569,124	6,569,124
Convertible notes payable, December 31, 2019	11,000,000	—	11,000,000
Issued for cash	820,958	—	820,958
Accrued interest added to convertible note	204,858	—	204,858
Exchange of convertible note for other company assets	(1,000,000)	—	(1,000,000)
Notes payable converted to convertible notes	3,980,883	—	3,980,883
Original issue discount	88,500	—	88,500
Conversion to common stock	(1,306,489)	—	(1,306,489)
Debt discount related to new convertible notes	—	(4,511,883)	(4,511,883)
Amortization of debt discounts	—	4,149,879	4,149,879
Convertible notes payable, December 31, 2020	$13,788,710	$(362,004)	$13,426,706